Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of Operating Segments

(CAD$ in millions)	December 31, 2020
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenues	$2,419	$3,164	$3,375	$454	$—	$9,412
Less intra-segment revenues	—	(464)	—	—	—	(464)
Revenues (Note 6(a))	2,419	2,700	3,375	454	—	8,948
Cost of sales	(1,560)	(2,177)	(3,098)	(780)	—	(7,615)
Gross profit (loss)	859	523	277	(326)	—	1,333
Asset impairments (Note 8(a))	—	—	—	(1,244)	—	(1,244)
Other operating expenses	(323)	(98)	(193)	(28)	(357)	(999)
Profit (loss) from operations	536	425	84	(1,598)	(357)	(910)
Net finance income (expense)	(151)	(44)	(56)	(26)	9	(268)
Non-operating income (expense)	38	(4)	13	—	(4)	43
Share of gain (loss) of associates and joint ventures	1	—	—	—	(2)	(1)
Profit (loss) before taxes	424	377	41	(1,624)	(354)	(1,136)

Capital expenditures	1,990	247	1,284	91	16	3,628
Goodwill	391	—	702	—	—	1,093
Total assets	14,546	4,006	17,266	2,658	2,802	41,278

(CAD$ in millions)	December 31, 2019
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenues	$2,469	$3,487	$5,522	$975	$—	$12,453
Less intra-segment revenues	—	(519)	—	—	—	(519)
Revenues (Note 6(a))	2,469	2,968	5,522	975	—	11,934
Cost of sales	(1,852)	(2,367)	(3,410)	(965)	—	(8,594)
Gross profit	617	601	2,112	10	—	3,340
Asset impairments (Note 8(a))	(31)	—	(289)	(2,370)	—	(2,690)
Other operating expenses	(183)	(63)	(136)	(26)	(392)	(800)
Profit (loss) from operations	403	538	1,687	(2,386)	(392)	(150)
Net finance income (expense)	(119)	(47)	(60)	(27)	35	(218)
Non-operating income (expense)	50	(9)	(15)	(2)	(121)	(97)
Share of loss of associates and joint ventures	(2)	—	—	—	(1)	(3)
Profit (loss) before taxes	332	482	1,612	(2,415)	(479)	(468)

Capital expenditures	1,757	307	1,197	191	16	3,468
Goodwill	399	—	702	—	—	1,101
Total assets	12,740	3,904	16,032	3,916	2,758	39,350

Schedule of Geographical Areas

(CAD$ in millions)	December 31, 2020	December 31, 2019
Canada	$22,410	$22,033
Chile	10,555	8,697
United States	1,710	1,567
Peru	1,483	1,499
Other	157	149
	$36,315	$33,945